Business Acquisition - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Apr. 30, 2024 CAD ($) employee	Feb. 09, 2024 CAD ($) employee	Jan. 08, 2024 CAD ($) employee	Dec. 31, 2023 CAD ($)	Jun. 30, 2023 employee
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date					$ 74,200,000
Intangible assets					37,600,000
Provisions					$ 1,100,000
Environmental Systems Design, Inc.
Disclosure of detailed information about business combination [line items]
Number of employees | employee						300
ZETCON Ingenieure GmbH
Disclosure of detailed information about business combination [line items]
Number of employees | employee				645
Goodwill recognised as of acquisition date				$ 207,900,000
Intangible assets				$ 84,300,000
Morrison Hershfield Group Inc
Disclosure of detailed information about business combination [line items]
Number of employees | employee			1,150
Goodwill recognised as of acquisition date			$ 175,300,000
Intangible assets			$ 59,100,000
Hydrock Holdings Limited
Disclosure of detailed information about business combination [line items]
Number of employees | employee		950
Goodwill recognised as of acquisition date		$ 119,800,000
Intangible assets		$ 40,400,000
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date	$ 503,000,000.0
Intangible assets	183,800,000
Goodwill expected to be deductible for tax purposes	0
Provisions	24,200,000
Expected reimbursements related to these provisions for claims	15,100,000
Gross revenue earned	411,200,000
Aggregated individually immaterial business combinations | Claims
Disclosure of detailed information about business combination [line items]
Provisions	$ 20,300,000